As filed with the Securities and Exchange Commission on May 19, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 99.6%
Bank (Money Center): 3.7%
46,000	JPMorgan Chase & Co.	$2,786,680

Bank (Processing): 3.6%
36,300	State Street Corp.	2,669,139

Bank (Regional): 3.3%
63,400	BB&T Corp.	2,471,966

Bank (Super Regional): 3.7%
51,000	Wells Fargo & Co.	2,774,400

Beverages: 2.1%
16,100	PepsiCo, Inc.	1,539,482

Biotechnology: 2.5%
19,000	Gilead Sciences, Inc. *	1,864,470

Chemicals: 1.8%
18,900	EI du Pont de Nemours & Co.	1,350,783

Computer and Peripherals: 2.7%
66,000	Hewlett-Packard Co.	2,056,560

Computer Software and Services: 7.6%
62,000	Microsoft Corp.	2,520,610
79,000	Symantec Corp.	1,845,835
31,000	Teradata Corp. *	1,368,340
		5,734,785
Diversified Operations: 3.2%
48,000	Johnson Controls, Inc.	2,421,120

Drug (Generic): 3.4%
40,700	Teva Pharmaceutical Industries, Ltd. - ADR	2,535,610

Drug Store: 2.4%
17,100	CVS Health	1,764,891

Electrical Component: 3.7%
38,700	TE Connectivity Ltd.	2,771,694

Financial Services: 5.2%
18,000	American Express Co.	1,406,160
31,200	Capital One Financial Corp.	2,459,184
		3,865,344
Household Products: 3.1%
28,000	The Procter & Gamble Co.	2,294,320

Insurance (Diversified): 3.4%
50,300	MetLife, Inc.	2,542,665

Machinery: 2.4%
22,600	Caterpillar, Inc.	1,808,678

Manufacturing - Miscellaneous: 3.6%
39,500	Eaton Corp Plc	2,683,630

Medical Supplies: 7.7%
43,600	Hologic, Inc. *	1,439,890
19,600	Johnson & Johnson	1,971,760
20,100	Zimmer Holdings, Inc.	2,362,152
		5,773,802
Oil & Gas Services: 3.4%
30,500	Schlumberger Ltd.	2,544,920

Oil/Gas (Domestic): 3.5%
10,960	California Resources Corp.	83,405
42,500	Devon Energy Corp.	2,563,175
		2,646,580
Petroleum (Integrated): 2.8%
20,000	Chevron Corp.	2,099,600

Petroleum (Producing): 5.2%
29,500	ConocoPhillips	1,836,670
27,900	Occidental Petroleum Corp.	2,036,700
		3,873,370
Precision Instruments: 2.6%
14,400	Thermo Fisher Scientific, Inc.	1,934,496

Restaurants: 2.7%
21,000	McDonald's Corp.	2,046,240

Securities Brokerage: 3.9%
58,000	Morgan Stanley	2,070,020
26,800	The Charles Schwab Corp.	815,792
		2,885,812
Telecommunications (Equipment): 6.4%
81,000	Cisco Systems, Inc.	2,229,525
37,000	QUALCOMM, Inc.	2,565,580
		4,795,105

TOTAL COMMON STOCKS (Cost $53,057,636)		$74,536,142

SHORT TERM INVESTMENTS - 0.0%
10,154	Fidelity Institutional Money Market Portfolio	10,154

TOTAL SHORT TERM INVESTMENTS (Cost $10,154)		$10,154

TOTAL INVESTMENTS (Cost $53,067,790): 99.6%		74,546,296
Other Assets in Excess of Liabilities: 0.4%		286,329
TOTAL NET ASSETS: 100.0%		$74,832,625

* Non-Income Producing
ADR - American Depository Receipt

The cost basis of investment for federal income tax purposes at March 31, 2015, was as follows+:

Cost of investments	$53,067,790
Gross unrealized appreciation	21,843,285
Gross unrealized depreciation	(364,779)
Net unrealized appreciation	$21,478,506

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2015:

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity
Common Stock *	$74,536,142	$-	$-	$74,536,142
Total Equity	$74,536,142	$-	$-	$74,536,142
Short-Term Investments	$10,154	$-	$-	$10,154
Total Investments in Securities	$74,546,296	$-	$-	$74,546,296

* Refer to the Schedule of Investments for a breakout of common stocks by industry classification.
There were no transfers between Level 1, Level 2, or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By  /s/ David A. Katz
      David A. Katz, President and Treasurer

Date   May 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David A. Katz
      David A. Katz, President and Treasurer

Date   May 14, 2015